A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE

Phone:  206-219-3820

Renton, Washington  98058

Fax:  206-232-1196

For Unbridled Energy Corporation, we hereby submit Unbridled’s initial 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me by fax at (206) 232-1196 or Christopher Dyakowski and Director of Unbridled, by phone at (604) 250-2844.

Sincerely,

Steven Taylor

Steven Taylor

A.B. Korelin & Associates